Related Party and Party-in-Interest Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Morgan Stanley
Related Party and Party-in-Interest Transactions
Investment advisory services cost	$ 61,485
Bar Harbor Bankshares 401(k) Plan
Related Party and Party-in-Interest Transactions
Investments, at fair value	72,936,966	$ 62,114,885
Net appreciation in fair value of investments	$ 7,216,373
Bar Harbor Bankshares 401(k) Plan | Common Stock of BHB | Company
Related Party and Party-in-Interest Transactions
Number of shares held	139,616	145,762
Investments, at fair value	$ 4,307,444	$ 4,457,388
Purchases of investment	166,508
Sale of investment	533,824
Net appreciation in fair value of investments	13,120
Dividend income	$ 178,621